Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Long-term debt outstanding	The company’s long-term debt outstanding at
year-end
2023 and 2022 was as follows:

			At December 31
			2023	2022
	Weighted Average Interest Rate (%) 1	Range of Interest Rates (%) 2	Principal	Principal
Notes due 2024	3.291	2.895 - 3.900	$1,650	$1,650
Notes due 2025	1.724	0.687 - 3.326	4,000	4,000
Notes due 2026		2.954	2,250	2,250
Notes due 2027	2.379	1.018 - 8.000	2,000	2,000
Notes due 2028		3.850	600	600
Notes due 2029		3.250	500	500
Notes due 2030		2.236	1,500	1,500
Debentures due 2031		8.625	102	102
Debentures due 2032	8.416	8.000 - 8.625	183	183
Notes due 2040		2.978	293	293
Notes due 2041		6.000	397	397
Notes due 2043		5.250	330	330
Notes due 2044		5.050	222	222
Notes due 2047		4.950	187	187
Notes due 2049		4.200	237	237
Notes due 2050	2.763	2.343 - 3.078	1,750	1,750
Debentures due 2097		7.250	60	60
Bank loans due 2023		-	—	91
Medium-term notes, maturing from 2023 to 2038	6.599	5.331 - 7.840	20	23
Notes due 2023			—	2,600
Total including debt due within one year			16,281	18,975
Debt due within one year			(1,650)	(2,694)
Fair market value adjustment for debt acquired in the Noble acquisition			578	664
Reclassified from short-term debt			4,543	4,050
Unamortized discounts and debt issuance costs			(19)	(23)
Finance lease liabilities 3			574	403
Total long-term debt			$20,307	$21,375
1	Weighted-average interest rate at December 31, 2023.
2	Range of interest rates at December 31, 2023.
3	For details on finance lease liabilities, see Note 5 Lease Commitments .